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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS
ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2008 (UNAUDITED)

                                                                         PRINCIPAL AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 105.0%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 25.3%
U.S. Treasury Bonds
4.38%                                         02/15/38                      $    3,363                  $    3,278
4.50%                                         02/15/36                             385                         382
4.75%                                         02/15/37                           2,826                       2,918
U.S. Treasury Notes
2.63%                                         05/31/10                          18,702                      18,714 (j)
2.75%                                         02/28/13                           5,389                       5,261
3.50%                                         02/15/18                          14,132                      13,603 (j)
3.63%                                         10/31/09 - 12/31/12               43,591                      44,264 (j)
4.50%                                         11/15/10 - 05/15/17                  142                         148
4.63%                                         11/15/09                             285                         294
                                                                                                            88,862

FEDERAL AGENCIES - 2.9%
Federal Home Loan Mortgage Corp.
4.13%                                         12/21/12                           4,015                       4,029 (h)
4.88%                                         02/09/10                           5,975                       6,148 (h)
                                                                                                            10,177

AGENCY MORTGAGE BACKED - 37.7%
Federal Home Loan Mortgage Corp.
4.50%                                         06/01/33 - 02/01/35                  748                         695 (h)
5.00%                                         07/01/35 - 10/01/35                1,048                       1,007 (h)
5.50%                                         05/01/20 - 03/01/38                3,417                       3,379 (h)
6.00%                                         04/01/17 - 11/01/37                4,833                       4,888 (h)
6.50%                                         01/01/27 - 08/01/36                1,511                       1,568 (h)
7.00%                                         10/01/16 - 08/01/36                  515                         545 (h)
7.50%                                         11/01/09 - 09/01/33                   87                          91 (h)
8.00%                                         11/01/30                              17                          18 (h)
Federal National Mortgage Assoc.
4.00%                                         05/01/19 - 06/01/19                  694                         658 (h)
4.50%                                         05/01/18 - 02/01/35                2,145                       2,070 (h)
5.00%                                         07/01/20 - 08/01/35                2,291                       2,217 (h)
5.26%                                         04/01/37                             392                         397 (i)
5.47%                                         04/01/37                              30                          30 (i)
5.50%                                         03/01/14 - 04/01/38                9,486                       9,413 (h)
5.52%                                         04/01/37                             344                         350 (i)
5.53%                                         04/01/37                             157                         161 (i)
5.55%                                         04/01/37                             372                         379 (i)
5.59%                                         04/01/37                             435                         445 (i)
5.62%                                         03/01/37                              32                          33 (i)
5.68%                                         04/01/37 - 05/01/37                  588                         602 (i)
5.70%                                         04/01/37                             519                         531 (i)
5.71%                                         04/01/37                             167                         171 (i)
5.84%                                         06/01/37                             823                         840 (i)
6.00%                                         02/01/14 - 03/01/38               11,812                      11,947 (h)
6.03%                                         10/01/37                             579                         595 (i)
6.50%                                         02/01/14 - 08/01/36                5,342                       5,527 (h)
7.00%                                         08/01/13 - 06/01/36                1,610                       1,704 (h)
7.50%                                         08/01/13 - 03/01/34                  573                         611 (h)
8.00%                                         12/01/11 - 11/01/33                  257                         275 (h)
8.50%                                         04/01/30 - 05/01/31                   32                          35 (h)
9.00%                                         06/01/09 - 12/01/22                   80                          87 (h)
5.00%                                         TBA                               15,647                      15,159 (c)
5.50%                                         TBA                               51,105                      50,393 (c)
6.00%                                         TBA                                9,591                       9,737 (c)
6.50%                                         TBA                                  878                         904 (c)
Government National Mortgage Assoc.
4.50%                                         08/15/33 - 09/15/34                1,338                       1,250 (h)
5.00%                                         08/15/33                             318                         309 (h)
6.00%                                         04/15/27 - 09/15/36                1,294                       1,319 (h)
6.50%                                         04/15/19 - 09/15/36                1,116                       1,157 (h)
7.00%                                         03/15/12 - 10/15/36                  590                         622 (h)
7.50%                                         03/15/23 - 10/15/33                  121                         129 (h)
8.00%                                         09/15/27 - 06/15/30                   41                          45 (h)
8.50%                                         10/15/17                              74                          81 (h)
9.00%                                         11/15/16 - 12/15/21                  146                         157 (h)
                                                                                                           132,531

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Collateralized Mortgage Obligation Trust
(Class B)
4.80%                                         11/01/18                              21                          19 (d,f,h)
Federal Home Loan Mortgage Corp.
3.53%                                         11/15/37                           1,710                         118 (d,g,i)
4.18%                                         05/15/36 - 11/15/36                3,231                         288 (d,g,i)
4.33%                                         04/15/38                           1,470                         129 (d,g,i)
4.50%                                         04/15/13 - 03/15/19                1,303                         119 (d,g,h)
4.83%                                         09/15/35                           1,243                         137 (d,g,i)
5.00%                                         07/15/28                             335                         339
5.00%                                         04/15/14 - 12/01/34               10,362                       2,111 (d,g,h)
5.50%                                         04/15/17 - 06/15/33                  993                         187 (d,g,h)
6.91%                                         11/15/37                             822                         570 (d,f)
7.14%                                         12/15/33                             315                         280 (h,i)
7.50%                                         01/15/16                              66                          69 (h)
8.00%                                         04/15/20                              15                          15 (h)
8.00%                                         02/01/23 - 07/01/24                   22                           6 (d,g,h)
10.32%                                        06/15/33                             945                         967 (h,i)
35.45%                                        09/25/43                           3,209                          24 (d,g,h)
Federal Home Loan Mortgage STRIPS
5.39%                                         08/01/27                               5                           4 (d,f,h)
Federal National Mortgage Assoc.
1.18%                                         12/25/42                             868                          31 (d,g,h)
3.97%                                         05/25/37 - 06/25/37                8,757                         774 (d,g,i)
4.00%                                         02/25/28                              25                          25 (h)
4.27%                                         10/25/35                           3,105                         288 (d,g,h,i)
4.50%                                         05/25/18                             278                          20 (d,g,h)
4.50%                                         03/25/38                           1,491                         152 (d,g,i)
4.52%                                         10/25/29                             795                          69 (d,g,h,i)
4.72%                                         07/25/37                           2,597                         298 (d,g,i)
4.75%                                         11/25/14                             121                           5 (d,g,h)
5.00%                                         08/25/17 - 02/25/32                1,386                         177 (d,g,h)
5.00%                                         10/25/35                             260                         228
5.12%                                         09/25/42                           1,926                         202 (d,g,h,i)
5.22%                                         08/25/16                             427                          24 (d,g,h,i)
5.50%                                         01/25/33                             368                         351
8.00%                                         07/25/14                              66                          66 (h)
31.49%                                        04/25/38                           1,727                         140 (d,g,i)
40.07%                                        05/25/38                           2,695                         231 (d,g,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                         09/01/35 - 01/01/36                2,617                         616 (d,g)
5.00%                                         05/25/38                             796                         249 (d,g)
5.48%                                         11/01/34                             846                         619 (d,f,h)
Federal National Mortgage Assoc. (Class 2)
5.00%                                         09/01/33 - 03/25/38                1,579                         451 (d,g)
5.50%                                         12/01/33                             231                          58 (d,g)
Federal National Mortgage Assoc. REMIC
4.50%                                         11/25/13                             192                           4 (d,g,h)
5.00%                                         10/25/22                             318                          50 (d,g,h)
11.15%                                        03/25/31                             685                         703 (h,i)
Federal National Mortgage Assoc. REMIC
(Class B)
4.23%                                         12/25/22                              16                          14 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%**                                    05/25/22                               -                           1 (d,g,h)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                         08/01/34                           7,026                       1,819 (d,g,h)
7.50%                                         11/01/23                              74                          16 (d,g,h)
8.00%                                         08/01/23 - 07/01/24                   49                          14 (d,g,h)
8.50%                                         03/01/17 - 07/25/22                   51                          12 (d,g,h)
9.00%                                         05/25/22                              17                           5 (d,g,h)
                                                                                                            13,094

ASSET BACKED - 6.8%
AESOP Funding II LLC (Class A)
2.60%                                         04/20/10                           1,000                         890 (b,h,i)
Capital Auto Receivables Asset Trust (Class A)
3.25%                                         01/15/10                             885                         880 (b,i)
Capital One Auto Finance Trust
2.47%                                         04/15/12                           4,000                       3,793 (h,i)
Capital One Master Trust (Class C)
6.70%                                         06/15/11                             149                         150 (b,h,r)
Capital One Multi-Asset Execution Trust
(Class A)
2.50%                                         03/16/15                             290                         280 (h,i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                         05/25/32                              61                          36 (h)
Countrywide Asset-Backed Certificates (Class A)
3.04%                                         08/25/32                              37                          32 (h,i)
Discover Card Master Trust I (Class A)
2.50%                                         04/17/12                           8,000                       7,959 (h,i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.03%                                         06/15/11                           1,900                       1,858 (d,i)
GSAA Trust
2.88%                                         05/25/34                              92                          87 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                         10/15/10                             292                         293 (h)
Indymac Residential Asset Backed Trust
(Class M)
4.48%                                         04/25/37                             146                          14 (h,i,r)
JP Morgan Mortgage Acquisition Corp.
2.63%                                         03/01/37                           1,000                         840 (h,i)
Mid-State Trust
7.54%                                         07/01/35                              63                          62 (h,r)
Option One Mortgage Loan Trust
2.61%                                         07/25/37                           1,500                       1,151 (h,i)
Peco Energy Transition Trust
6.52%                                         12/31/10                             400                         419 (h)
Residential Asset Mortgage Products, Inc.
2.72%                                         03/25/34                               7                           7 (h,i)
3.14%                                         12/25/33                               1                           1 (h,i)
Residential Asset Securities Corp.
2.98%                                         07/25/32                              39                          33 (h,i)
Residential Asset Securities Corp. (Class A)
3.06%                                         06/25/33                              71                          50 (h,i)
4.16%                                         07/25/30                              55                          54 (h)
Structured Asset Investment Loan Trust
2.71%                                         02/25/35                               8                           8 (b,h,i)
Swift Master Auto Receivables Trust (Class A)
2.57%                                         06/15/12                           3,000                       2,815 (h,i)
Triad Auto Receivables Owner Trust (Class A)
2.54%                                         02/12/14                           2,000                       1,898 (h,i)
Wachovia Asset Securitization Inc. (Class A)
2.70%                                         06/25/34                             160                         141 (h,i)
Wells Fargo Home Equity Trust
3.97%                                         05/25/34                             136                         133 (h)
                                                                                                            23,884

CORPORATE NOTES - 19.3%
Abbey National PLC
7.95%                                         10/26/29                             330                         336 (h)
AES Ironwood LLC
8.86%                                         11/30/25                             833                         865 (h)
American International Group, Inc.
5.85%                                         01/16/18                             435                         408 (h)
American Railcar Industries, Inc.
7.50%                                         03/01/14                             170                         158 (h)
ARAMARK Corp.
8.50%                                         02/01/15                             768                         753
Archer-Daniels-Midland Co.
6.45%                                         01/15/38                             429                         430 (h)
Arizona Public Service Co.
6.25%                                         08/01/16                             485                         462 (h)
BAC Capital Trust VI
5.63%                                         03/08/35                             495                         403 (h)
Bank of America Corp.
8.00%                                         12/29/49                             450                         422 (h)
Bank of America Corp. (Series L)
5.65%                                         05/01/18                           1,250                       1,167
Bear Stearns Companies Inc.
5.85%                                         07/19/10                             451                         458 (h)
6.95%                                         08/10/12                             900                         936 (h)
BellSouth Corp.
4.20%                                         09/15/09                             460                         461 (h)
6.55%                                         06/15/34                             180                         174 (h)
Bertin LTDA
10.25%                                        10/05/16                             100                         103 (b,h)
Braskem Finance Ltd.
7.25%                                         06/05/18                             100                          99 (b)
Bristol-Myers Squibb Co.
5.45%                                         05/01/18                             460                         454
5.88%                                         11/15/36                             255                         238 (h)
British Telecommunications PLC
8.63%                                         12/15/10                             195                         209 (h)
Cardinal Health, Inc.
5.50%                                         06/15/13                             308                         307
Cargill Inc.
5.20%                                         01/22/13                             631                         625 (b,h)
6.00%                                         11/27/17                             743                         739 (b,h)
Carolina Power & Light Co.
5.15%                                         04/01/15                             230                         229 (h)
5.70%                                         04/01/35                             130                         121 (h)
6.13%                                         09/15/33                             240                         236 (h)
Chesapeake Energy Corp.
7.25%                                         12/15/18                             768                         747
Chubb Corp.
6.50%                                         05/15/38                              90                          86
Citigroup, Inc.
5.50%                                         04/11/13                             632                         618
8.40%                                         04/29/49                             463                         440
Clarendon Alumina Production Ltd.
8.50%                                         11/16/21                             235                         237 (b,h)
Community Health Systems, Inc.
8.88%                                         07/15/15                             768                         773
Consolidated Edison Co of New York, Inc.
5.85%                                         04/01/18                             467                         469
Constellation Brands, Inc.
7.25%                                         05/15/17                             769                         719
COX Communications, Inc.
6.25%                                         06/01/18                             650                         635 (b)
7.13%                                         10/01/12                             315                         329 (h)
7.75%                                         11/01/10                             360                         379 (h)
Credit Suisse
6.00%                                         02/15/18                             454                         437 (h)
CSC Holdings, Inc.
8.50%                                         06/15/15                             768                         755 (b)
CSX Transportation, Inc.
9.75%                                         06/15/20                             202                         243 (h)
CVS Caremark Corp.
5.75%                                         06/01/17                             856                         842
Diageo Capital PLC
5.20%                                         01/30/13                             300                         300 (h)
Dominion Resources, Inc. (Series B)
6.30%                                         09/30/66                           1,155                       1,057 (h)
Dover Corp.
6.50%                                         02/15/11                             230                         241 (h)
DP World Ltd.
6.85%                                         07/02/37                             300                         257 (b,h)
Duke Energy Carolinas LLC
5.38%                                         01/01/09                             150                         151 (h)
Duke Realty LP
6.25%                                         05/15/13                             301                         295
Dynegy Holdings, Inc.
7.50%                                         06/01/15                             768                         708
Echostar DBS Corp.
7.75%                                         05/31/15                             769                         748 (b)
EI Du Pont de Nemours & Co.
4.88%                                         04/30/14                             310                         311 (h)
El Paso Electric Co.
6.00%                                         05/15/35                             245                         207 (h)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                        07/19/13                             170                         190 (b,h)
Ford Motor Credit Company LLC
7.88%                                         06/15/10                             768                         663
Galaxy Entertainment Finance Company Ltd.
9.88%                                         12/15/12                             150                         146 (h)
Gaz Capital S.A.
7.34%                                         04/11/13                             200                         205 (b)
GlaxoSmithKline Capital Inc.
4.85%                                         05/15/13                             301                         301
6.38%                                         05/15/38                             150                         149 (h)
Globo Comunicacoe e Participacoes S.A.
7.25%                                         04/26/22                             230                         228 (b,h)
GMAC LLC
6.88%                                         09/15/11                             768                         552
Goldman Sachs Group, Inc.
5.95%                                         01/18/18                             150                         144 (h)
6.15%                                         04/01/18                             162                         157
6.60%                                         01/15/12                           1,260                       1,296 (h)
GTE Corp.
7.51%                                         04/01/09                             330                         339 (h)
Harrah's Operating Company Inc.
10.75%                                        02/01/16                             768                         637 (b)
HCA Inc.
9.25%                                         11/15/16                             768                         791
Hewlett-Packard Co.
5.50%                                         03/01/18                             427                         418
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.75%                                         11/15/14                             835                         756
Honeywell International, Inc.
5.30%                                         03/01/18                             384                         378
HSBC Bank USA N.A.
4.63%                                         04/01/14                             175                         166 (h)
7.00%                                         01/15/39                             750                         734
HSBC Capital Funding LP (Series 1)
9.55%                                         12/29/49                             393                         410 (b,h)
HSBC Finance Corp.
6.75%                                         05/15/11                             260                         270 (h)
HSBC Holdings PLC
6.50%                                         05/02/36                             100                          93 (h)
Hydro Quebec
8.50%                                         12/01/29                             215                         304 (h)
IIRSA Norte Finance Ltd.
8.75%                                         05/30/24                             464                         515 (b,h)
Independencia International Ltd.
9.88%                                         05/15/15                             100                          97 (b)
ING Capital Funding TR III
8.44%                                         12/29/49                             480                         485
ING Groep N.V.
5.78%                                         12/29/49                             202                         168
Intergen N.V.
9.00%                                         06/30/17                             515                         533 (b)
International Steel Group Inc.
6.50%                                         04/15/14                             400                         406
Interoceanica IV Finance Ltd.
4.31%                                         11/30/18                             400                         256 (b,d)
4.53%                                         11/30/25                             197                          90 (b,d)
Iron Mountain Inc.
8.00%                                         06/15/20                             769                         757
John Deere Capital Corp.
4.50%                                         04/03/13                             596                         589
JP Morgan Chase & Co.
6.40%                                         05/15/38                             465                         431
7.00%                                         11/15/09                             590                         603 (h)
JP Morgan Chase Bank
5.88%                                         06/13/16                             420                         410
Kroger Co.
6.15%                                         01/15/20                             464                         459
Landsbanki Islands
3.34%                                         08/25/09                             200                         187 (b,h,i)
Lehman Brothers Holdings, Inc.
2.85%                                         12/23/08                              78                          77 (i)
3.00%                                         10/22/08                             172                         171 (i)
5.63%                                         01/24/13                             275                         260
6.88%                                         05/02/18                             613                         593
Lippo Karawaci Finance BV
8.88%                                         03/09/11                             350                         340
LyondellBasell Industries AF SCA
8.38%                                         08/15/15                             880                         559 (b)
Marfrig Overseas Ltd.
9.63%                                         11/16/16                             415                         398 (b)
Markel Corp.
7.35%                                         08/15/34                             160                         157 (h)
McDonald's Corp.
5.80%                                         10/15/17                             303                         309
6.30%                                         03/01/38                             429                         425
Mediacom LLC/Mediacom Capital Corp.
9.50%                                         01/15/13                             840                         792 (h)
Merck & Company, Inc.
5.75%                                         11/15/36                             170                         162 (h)
Merrill Lynch & Company, Inc.
6.88%                                         04/25/18                             327                         311
Metropolitan Life Global Funding I
4.25%                                         07/30/09                             460                         457 (b,h)
Midamerican Energy Holdings Co.
6.13%                                         04/01/36                             330                         317 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                         12/29/49                             445                         446
Morgan Stanley
6.00%                                         04/28/15                             500                         478
Morgan Stanley (Series F)
6.63%                                         04/01/18                             500                         474
Munich Re America Corp. (Series B)
7.45%                                         12/15/26                             290                         290 (h)
NAK Naftogaz Ukrainy
8.13%                                         09/30/09                             300                         293
Nakilat Inc.
6.07%                                         12/31/33                             100                          88 (b,h)
6.27%                                         12/31/33                             405                         360 (b,h)
Nelnet, Inc.
5.13%                                         06/01/10                             600                         547 (h)
NGPL PipeCo LLC
7.12%                                         12/15/17                             318                         325 (b)
Norfolk Southern Corp.
8.63%                                         05/15/10                             465                         498 (h)
Norfolk Southern Railway Co.
9.75%                                         06/15/20                             353                         431 (h)
Northern States Power
6.25%                                         06/01/36                             190                         194 (h)
NorthWestern Corp.
5.88%                                         11/01/14                             600                         591 (h)
NRG Energy, Inc.
7.38%                                         02/01/16                             770                         725
OPTI Canada Inc.
8.25%                                         12/15/14                             402                         400
Pacific Bell Telephone Co.
7.13%                                         03/15/26                             160                         161 (h)
Pacific Gas & Electric Co.
5.80%                                         03/01/37                             165                         154
Parker Hannifin Corp.
5.50%                                         05/15/18                             312                         313
Pemex Finance Ltd.
9.03%                                         02/15/11                             498                         531 (h)
Pemex Project Funding Master Trust
5.75%                                         03/01/18                             130                         128 (b)
6.13%                                         08/15/08                              13                          13
7.88%                                         02/01/09                             150                         154 (h)
PepsiCo, Inc.
5.00%                                         06/01/18                             767                         748
Pitney Bowes, Inc.
3.88%                                         06/15/13                             351                         331
PNC Preferred Funding Trust I
6.52%                                         12/31/49                             330                         263 (b)
Potomac Edison Co.
5.35%                                         11/15/14                             245                         240 (h)
Public Service Company of Colorado
7.88%                                         10/01/12                             495                         552 (h)
Puget Sound Energy, Inc.
5.48%                                         06/01/35                             330                         277 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                         06/01/67                             545                         468
Rock-Tenn Co.
8.20%                                         08/15/11                             785                         809
Royal Bank of Scotland Group PLC
5.00%                                         10/01/14                             355                         340 (h)
RSHB Capital S.A.
7.75%                                         05/29/18                             200                         196 (b)
Sabine Pass LNG LP
7.25%                                         11/30/13                             470                         428
7.50%                                         11/30/16                             715                         644
Security Benefit Life Insurance
8.75%                                         05/15/16                             325                         339 (b)
Sierra Pacific Resources
8.63%                                         03/15/14                             394                         413
Skandinaviska Enskilda Banken AB
7.50%                                         03/29/49                             295                         296 (b,h)
Southern Copper Corp.
7.50%                                         07/27/35                              76                          74
Sprint Capital Corp.
7.63%                                         01/30/11                             245                         241 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                         12/03/14                             510                         502
Stewart Enterprises, Inc.
6.25%                                         02/15/13                             415                         394 (h)
Suncor Energy, Inc.
6.10%                                         06/01/18                             308                         309
Telecom Italia Capital S.A.
6.20%                                         07/18/11                             506                         516
Telefonica Emisiones SAU
5.86%                                         02/04/13                             450                         453
Tenneco, Inc.
8.63%                                         11/15/14                             768                         678
Tesco PLC
5.50%                                         11/15/17                             400                         389 (b)
The Travelers Companies Inc.
5.80%                                         05/15/18                             462                         450
Time Warner Cable, Inc.
6.20%                                         07/01/13                             460                         468
6.75%                                         07/01/18                             460                         463
Titan Petrochemicals Group Ltd.
8.50%                                         03/18/12                              78                          41 (b)
TNK-BP Finance S.A.
6.63%                                         03/20/17                             195                         173 (b,h)
Transocean, Inc.
6.00%                                         03/15/18                             427                         428
Tronox Worldwide LLC
9.50%                                         12/01/12                             560                         456 (h)
UBS Preferred Funding Trust I
8.62%                                         10/29/49                             330                         332
United Technologies Corp.
6.13%                                         07/15/38                             312                         313
Verizon Global Funding Corp.
7.25%                                         12/01/10                             517                         549
Verizon Pennsylvania, Inc.
8.35%                                         12/15/30                             200                         225 (h)
VTB Capital S.A.
3.38%                                         08/01/08                             335                         332 (b,h,i)
Wachovia Corp. (Series K)
7.98%                                         12/31/49                             300                         276 (h)
Wal-Mart Stores, Inc.
5.80%                                         02/15/18                             300                         311
6.20%                                         04/15/38                             466                         457
Wells Fargo & Co.
5.63%                                         12/11/17                             155                         150
Westar Energy, Inc.
7.13%                                         08/01/09                             335                         344 (h)
Westlake Chemical Corp.
6.63%                                         01/15/16                             775                         651 (h)
Xerox Corp.
6.35%                                         05/15/18                             464                         458
XTO Energy, Inc.
6.38%                                         06/15/38                             301                         285
                                                                                                            68,074

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%
Banc of America Commercial Mortgage Inc.
5.32%                                         09/10/47                             750                         738 (h)
Banc of America Commercial Mortgage Inc.
(Class A)
5.49%                                         02/10/51                           1,540                       1,430
6.48%                                         06/10/49                           1,310                       1,238 (d,i)
Banc of America Commercial Mortgage Inc.
(Class C)
5.88%                                         04/10/17                             300                         216 (h,r)
Banc of America Funding Corp.
5.73%                                         03/20/36                             263                         107 (h,i,r)
5.80%                                         02/20/36                             453                         189 (h,r)
Banc of America Mortgage Securities Inc.
(Class B)
5.38%                                         01/25/36                             272                         160 (h,i)
5.55%                                         02/25/36                             209                         125 (h,i)
Bear Stearns Asset Backed Securities Trust
(Class A)
2.64%                                         07/25/36                           1,369                       1,204 (h,i)
Bear Stearns Commercial Mortgage Securities
5.48%                                         10/12/41                             758                         749 (h)
5.53%                                         10/12/41                             758                         733 (h)
5.58%                                         03/11/39                             222                         222 (h)
6.02%                                         02/14/31                             683                         685 (h)
Bear Stearns Commercial Mortgage Securities
(Class D)
6.18%                                         09/11/42                             100                          61 (b,h,r)
Countrywide Alternative Loan Trust
5.98%                                         05/25/36                              98                           2 (h,r)
6.00%                                         03/25/36 - 08/25/36                  479                          41 (h,r)
Countrywide Alternative Loan Trust (Class B)
6.00%                                         05/25/36 - 08/25/36                  295                          32 (h,r)
Countrywide Asset-Backed Certificates
2.76%                                         11/25/35                             322                         300 (h,i)
Credit Suisse Mortgage Capital Certificates
5.47%                                         09/15/39                             689                         655 (h)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                         02/25/36                             146                          42 (h,r)
Crusade Global Trust (Class A)
3.00%                                         09/18/34                              44                          43 (h,i)
CS First Boston Mortgage Securities Corp.
1.57%                                         03/15/35                          10,055                         219 (b,h,r)
5.25%                                         08/25/34                             176                         165 (h)
5.34%                                         10/25/35                             250                         100 (h,r)
6.13%                                         04/15/37                             520                         531 (h)
6.79%                                         07/15/37                           7,309                         143 (b,d,h,r)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                         05/25/36                              98                           3 (h,r)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                         05/15/35                             170                         170 (h)
6.47%                                         04/15/34                             296                         304 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
6.68%                                         12/10/41                          10,199                         159 (d,h,r)
Greenwich Capital Commercial Funding Corp.
5.12%                                         04/10/37                             626                         625 (h)
GS Mortgage Securities Corp II (Class A)
5.99%                                         08/10/45                           1,460                       1,396 (h)
Impac CMB Trust
2.74%                                         04/25/35                             611                         487 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                         01/25/36                             100                          62 (h,r)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                         01/25/36                             144                          95 (h,r)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.27%                                         01/12/39                           5,880                         139 (b,h,r)
6.26%                                         02/15/51                           1,200                       1,115
6.40%                                         02/12/51                             155                         102 (b,r)
6.47%                                         11/15/35                             457                         469 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                         09/15/27                             682                         676 (h)
6.23%                                         03/15/26                             371                         374 (h)
6.62%                                         01/18/12                           8,942                         170 (d,h,r)
10.75%                                        01/15/36                           3,049                         150 (b,d,h,r)
11.40%                                        10/15/35                           2,480                          89 (b,d,h,r)
12.31%                                        03/15/36                           8,276                         186 (b,d,h,r)
12.51%                                        02/15/40                           8,062                         139 (b,d,h,r)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                         12/15/30                             832                         848 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                         07/14/16                             103                         106 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                         07/15/40                             280                         186 (r)
LB-UBS Commercial Mortgage Trust (Class X)
7.07%                                         09/15/39                          21,163                         535 (d,h,r)
12.47%                                        12/15/39                           6,842                          97 (b,d,h,r)
MASTR Alternative Loans Trust
5.00%                                         08/25/18                             316                          49 (d,g,h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                         05/12/39                             757                         757 (h)
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.42%                                         08/12/48                             400                         355
MLCC Mortgage Investors, Inc.
5.37%                                         02/25/36                             225                         186 (h)
Morgan Stanley Capital I
5.28%                                         12/15/43                             296                         291 (h)
5.33%                                         12/15/43                             296                         278 (h)
5.39%                                         11/12/41                             848                         682 (h)
5.44%                                         02/12/44                             295                         282 (b)
5.69%                                         04/15/49                           2,250                       2,122 (h)
5.71%                                         07/12/44                             350                         345 (h)
Morgan Stanley Capital I (Class A)
5.36%                                         02/12/44                             500                         488
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                         02/15/31                             183                         187 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                         03/15/30                              96                          97 (h)
Puma Finance Ltd. (Class A)
2.91%                                         10/11/34                             148                         143 (h,i)
2.96%                                         03/25/34                             112                         109 (h,i)
Residential Accredit Loans, Inc.
6.00%                                         01/25/36                             387                         192 (h,r)
6.04%                                         01/25/36                             152                          17 (h,r)
Residential Funding Mortgage Securities I
5.75%                                         01/25/36                              97                          58 (h)
5.75%                                         01/25/36                             178                         125 (h,r)
Structured Asset Securities Corp. (Class X)
2.15%                                         02/25/28                             487                           1 (r)
Wachovia Bank Commercial Mortgage Trust
5.93%                                         06/15/49                           1,460                       1,385 (h)
Wachovia Bank Commercial Mortgage Trust
(Class A)
6.22%                                         01/15/45                             730                         697 (d,i)
Wachovia Bank Commercial Mortgage Trust
(Class E)
6.10%                                         02/15/51                             875                         582 (r)
WaMu Mortgage Pass Through Certificates
2.81%                                         01/25/45                             462                         357 (h,i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                         08/25/35                             625                         539 (h,i)
5.50%                                         01/25/36                             363                         230 (h)
Wells Fargo Mortgage Backed Securities Trust
(Class B)
5.50%                                         03/25/36                             495                         344 (h)
                                                                                                            29,710

SOVEREIGN BONDS - 0.9%
Banco Nacional de Desenvolvimento Economico
e Social
6.37%                                         06/16/18                             400                         398 (b)
Government of Brazil
6.00%                                         01/17/17                             200                         204
8.00%                                         01/15/18                             301                         334
Government of Canada
7.50%                                         09/15/29                             460                         588
Government of Colombia
7.38%                                         09/18/37                             100                         107
Government of Indonesia
6.88%                                         01/17/18                             200                         188 (b)
7.75%                                         01/17/38                             200                         188 (b)
Government of Jamaica
8.00%                                         06/24/19                             300                         273
Government of Korea Railroad Corp.
5.38%                                         05/15/13                             100                          99 (b)
Government of Manitoba Canada
4.90%                                         12/06/16                             315                         322 (h)
Government of Panama
6.70%                                         01/26/36                             290                         294
                                                                                                             2,995

TOTAL BONDS AND NOTES                                                                                      369,327
 (COST $380,262)

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 8.6%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 5.4%
Arran Master Trust (Class A)
2.49%                                         12/15/10                           2,000                       1,988
Chase Issuance Trust (Class A)
2.49%                                         11/15/11                           2,000                       1,990 (i)
Countrywide Asset-Backed Certificates
3.34%                                         05/25/33                              37                          37 (i)
Countrywide Asset-Backed Certificates (Class 2)
3.08%                                         06/25/33                               2                           2 (i)
Discover Card Master Trust I
2.48%                                         04/15/10                           5,000                       4,924 (i)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
2.93%                                         03/25/35                           5,000                       3,963 (i)
Fleet Home Equity Loan Trust (Class A)
2.73%                                         01/20/33                             313                         218 (i)
GMAC Mortgage Corp. Loan Trust
2.66%                                         08/25/35                           1,885                       1,107 (i)
GSAA Trust
2.88%                                         05/25/34                              92                          87 (h,i)
GSAMP Trust
2.63%                                         12/25/35                             689                         681 (i)
JP Morgan Mortgage Acquisition Corp.
2.59%                                         01/25/36                             346                         343 (i)
Nissan Auto Lease Trust
2.54%                                         02/15/13                           2,200                       2,158 (i)
Residential Asset Securities Corp.
2.73%                                         01/25/36                           1,624                       1,275 (i)
Wachovia Asset Securitization Inc. (Class A)
2.70%                                         06/25/34                             319                         282 (h,i)
                                                                                                            19,055

CORPORATE NOTES - 0.4%
Morgan Stanley
2.82%                                         05/07/09                           1,640                       1,614 (i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Banc of America Large Loan Inc.
2.68%                                         03/15/22                           3,500                       3,335 (b,i)
Impac CMB Trust (Class 1)
2.84%                                         10/25/34                             548                         438 (i)
Interstar Millennium Trust (Class A)
2.98%                                         03/14/36                              66                          63 (i)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
2.64%                                         10/15/17                             391                         374 (b,i)
Morgan Stanley Capital I
3.02%                                         01/15/21                           2,000                       1,640 (b,i)
MortgageIT Trust (Class A)
2.78%                                         08/25/35                           2,719                       2,267 (i)
National RMBS Trust
2.91%                                         03/20/34                             128                         122 (i)
Nomura Asset Acceptance Corp.
2.61%                                         03/25/37                           1,404                       1,289 (i)
WaMu Mortgage Pass Through Certificates
2.82%                                         01/25/45                             221                         179 (i)
                                                                                                             9,707

TOTAL SECURITIES PURCHASED WITH COLLATERAL                                                                  30,376
FROM SECURITIES ON LOAN
 (COST $34,150)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

OTHER INVESTMENTS - 0.1%
GEI Investment Fund                                                                                            464 (k)

OTHER INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES  ON LOAN - 0.4%
GEI Investment Fund                                                                                          1,213 (k)

TOTAL OTHER INVESTMENTS                                                                                      1,677
 (COST $2,207)

TOTAL INVESTMENTS IN SECURITIES                                                                            401,380
 (COST $416,619)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.2%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 15.6%
GE Money Market Fund Institutional Class
1.93%                                                                                                       55,026 (d,q)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.6%
GE Money Market Fund Institutional Class
1.93%                                                                                                        5,565 (d,q)

TOTAL SHORT-TERM INVESTMENTS                                                                                60,591
 (COST $60,591)

TOTAL INVESTMENTS                                                                                          461,971
 (COST $477,210)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (31.3)%                                                      (110,215)
                                                                                                      ------------
NET ASSETS  - 100.0%                                                                                  $    351,756
                                                                                                      ============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at June 30, 2008 (unaudited);

                                                                                           CURRENT         UNREALIZED
                                                                         NUMBER OF         NOTIONAL       APPRECIATION/
DESCRIPTION                                      EXPIRATION DATE         CONTRACTS          VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Future                                September 2008             31            $ 4,998           $(33)
U.S. Treasury Notes 2Yr. Futures                  September 2008            287             60,615            357



The Elfun Income Fund had the following Short futures contracts open at June 30,
2008 (unaudited);
                                                                                           CURRENT          UNREALIZED
                                                                         NUMBER OF         NOTIONAL       APPRECIATION/
DESCRIPTION                                      EXPIRATION DATE         CONTRACTS          VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5Yr. Futures                  September 2008            24             $(2,653)         $   7
U.S. Treasury Notes 10Yr. Futures                 September 2008            92             (10,481)          (112)
                                                                                                            -----
                                                                                                            $ 219
                                                                                                            =====

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $9,039; $16,912 and $21,753; or 3.36%, 0.95%, and 6.18% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2008 (as a percentage of net assets) as follows:

         AMBAC             10.65%
         MBIA              10.48%
         FSA               10.41%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

(s) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+        Percentages are based on net assets as of June 30, 2008.

*        Less than 0.1%

**       Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$162,531      $281,760        $17,680         $461,971
Other Financial
   Instruments  $220           $-	      $-	      $220

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$23,402 	$-
   Accrued discounts/premiums		$  (546)	$-
   Realized gain (loss)			$  (250) 	$-
   Change in unrealized appreciation
                         (depreciation)	$  (269)        $-
   Net purchases (sales)		$(3,413)        $-
   Net transfers in and out of Level 3  $(1,244)	$-
Balance at 06/30/08			$17,680         $-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 18, 2008